Concentrations	12 Months Ended
Dec. 31, 2013
Concentrations [Abstract]
CONCENTRATIONS
11.CONCENTRATIONS:

Revenues – The Company recorded revenues from United States companies in the following industries as follows:

Industry	For the year ending December 31,
	2013	2012
Staffing	$80,780	$69,773
Transportation	627,095	782,058
Service	1,365,379	1,426,583
Other	20,357	105,483
Manufacturing	173,844	-
Apparel	96,673	142,729
	$2,364,128	$2,526,626

Major Customers – The Company did not have any major customers for the years ending December 31, 2013 and 2012 that represented 10% or more of its revenues.

Client Accounts - As of December 31, 2013, Anchor has five clients that account for an aggregate of approximately 36.1% of its accounts receivable portfolio and approximately 16.3% of its revenues for the year ended December 31, 2013.  The transactions and balances with these clients as of and for the year ended December 31, 2013 are summarized below:

	Percentage of Accounts Receivable	Percentage of Revenues for
	Portfolio	the Twelve Months
	As of	Ended
Entity	December 31, 2013	December 31, 2013
Trucking company in MI	8.7%	4.3%
Cable trenching utility in FL	6.4%	3.4%
Importer in MI	8.4%	3.0%
Aerospace servicer in NM	6.2%	3.7%
Trucking Company in VA	6.4%	1.9%
	36.1%	16.3%

Cash – The Company places its cash and cash equivalents on deposit with financial institutions in the United States. The Federal Deposit Insurance Corporation (FDIC) provides coverage up to $250,000 per depositor at FDIC-insured depository institutions.  At December 31, 2013, the Company had approximately $546,000 on deposit in excess of the insured limits.